Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Fair Value Disclosures [Abstract]
Fair Value of Financial Instruments

Note 4. Fair Value of Financial Instruments

The carrying value of the Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to the short-term nature of these items.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•	Level I Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level II Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

•	Level III Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table sets forth the Company’s financial instruments that were measured at fair value on recurring basis by level within the fair value hierarchy (in thousands).

	Fair Value Measurements at September 30, 2017
	Total	Level 1	Level 2	Level 3
Liabilities
Series A warrant liability	$289	$289	$—	$—
Series C warrant liability	20	—	—	20

Total liabilities	$309	$289	$—	$20

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3
Liabilities
Series A warrant liability	$194	$194	$—	$—
Series C warrant liability	86	—	—	86

Total common stock warrant liability	$280	$194	$—	$86

The Series A Warrant is a registered security that trades on the open market. The fair value of the Series A Warrant liability is based on the publicly quoted trading price of the warrants which is listed on and obtained from NASDAQ. Accordingly, the fair value of Series A Warrants is a Level 1 measurement. The fair value measurements of the Series C Warrants are based on significant inputs that are unobservable and thus represent Level 3 measurements. The Company’s estimated fair value of the Series C Warrant liability is calculated using the Black-Scholes valuation model. Key assumptions include the volatility of the Company’s stock, the expected warrant term, expected dividend yield and risk-free interest rates (see Note 6). The Level 3 estimates are based, in part, on subjective assumptions.

The agreement to pay the annual royalty in the NeoForce acquisition (Note 8) resulted in the recognition of a contingent consideration, which was recognized on the acquisition date. Subsequent changes to estimates of the amount of contingent consideration to be paid were recognized as charges or credits in the statement of operations. The fair value of the contingent consideration was based on preliminary cash flow projections, growth in expected product sales and other assumptions. Based on the assumptions, the fair value of the royalty obligation was determined to be $153,000 at September 30, 2016. The fair value of the royalty obligation was determined by applying the income approach, using several significant unobservable inputs for projected cash flows and a discount rate of 20% commensurate with the Company’s cost of capital and expectation of the revenue growth for products at their life cycle stage. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance. The Neo Force royalty obligation was assumed by Flexicare Medical Limited to whom the company sold NFI on July 18, 2017 (see Note 5).

The agreement to pay the commercial milestones in the Essentials acquisition resulted in the recognition of a contingent consideration, which is recognized at the inception of the transaction, and subsequent changes to estimate of the amounts of contingent consideration to be paid will be recognized as charges or credits in the statement of operations. The fair value of the contingent consideration is based on the Company’s analysis of the likelihood of the drug indication moving from phase II through approval in the FDA approval process and then reaching the cumulative revenue milestones. Based on the assumptions, the fair value of the milestone obligation was determined to be $1.1 million at March 7, 2017. There was no change to the fair value of the contingent consideration as of September 30, 2017. The fair value of the contingent consideration was determined by applying a 15.3% probability of achieving each milestone. Additionally, the Company made an assessment that the commercial milestones of $100 million and $200 million in applicable revenue could be reached in 2023 and 2025, respectively. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

On January 13, 2016, the Company entered into an agreement to sublease its excess space located in Redwood City. By the end of February 2016 the Company removed all equipment, furniture and fixtures being stored in this excess space and ceased use of this space. The fair value of the cease-use liability was calculated using the remaining lease payments, offset by future sub-lease payments, offset by deferred rent amortization, and discounted to present value using our current cost of capital of 20%. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the periods presented.

As of September 30, 2017, and December 31, 2016, the Company had $5.3 million and $2.6 million in money market funds, respectively.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 warrants, which are treated as liabilities, as follows (dollars in thousands).

	Series A Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability
Balance at December 31, 2016	485,121	$194	118,083	$86
Change in value of Series A Warrants	—	95	—	—
Change in value of Series C Warrants	—	—	—	(66)

Balance at September 30, 2017	485,121	$289	118,083	$20

Note 4. Fair Value of Financial Instruments

The carrying value of the Company’s cash and cash equivalents, restricted cash, accounts receivable, accounts payable and accrued liabilities, approximate fair value due to the short-term nature of these items.

Fair value is defined as the exchange price that would be received for an asset or an exit price paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.

The fair value hierarchy defines a three-level valuation hierarchy for disclosure of fair value measurements as follows:

•	Level I Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level II Inputs other than quoted prices included within Level I that are observable, unadjusted quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the related assets or liabilities; and

•	Level III Unobservable inputs that are supported by little or no market activity for the related assets or liabilities.

The categorization of a financial instrument within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

The following table sets forth the Company’s financial instruments that were measured at fair value on a recurring basis by level within the fair value hierarchy (in thousands):

	Fair Value Measurements at December 31, 2016
	Total	Level 1	Level 2	Level 3
Assets

Money market fund	$2,563,247	$2,563,247	—	—

Liabilities
Series A warrant liability	194,048	194,048	—	—
Series C warrant liability	85,490	—	—	85,490

Total common stock warrant liability	$279,538	$194,048	—	$85,490

	Fair Value Measurements at December 31, 2015
	Total	Level 1	Level 2	Level 3
Assets

Money market fund	$3,803,929	$3,803,929	—	—

Liabilities
Series A warrant liability	1,212,803	1,212,803	—	—
Series B warrant liability	865,000	—	—	865,000
Series C warrant liability	462,437	—	—	462,437

Total common stock warrant liability	$2,540,240	$1,212,803	—	$1,327,437

The Series A Warrant is a registered security that trades on the open market. The fair value of the Series A Warrant liability is based on the publicly quoted trading price of the warrants which is listed on and obtained from NASDAQ. Accordingly, the fair value of Series A Warrants is a Level 1 measurement. The fair value measurements of the Series B and Series C Warrants are based on significant inputs that are unobservable and thus represent Level 3 measurements. The Company’s estimated fair value of the Series B Warrant liability is calculated using a Monte Carlo simulation. Key assumptions include the volatility of the Company’s stock, the expected warrant term, expected dividend yield and risk-free interest rates. (see Note 6) The Company’s estimated fair value of the Series C Warrant liability is calculated using the Black-Scholes valuation model, which is equivalent to fair value computed using the Binomial Lattice Option Model. Key assumptions include the volatility of the Company’s stock, the expected warrant term, expected dividend yield and risk-free interest rates. (see Note 6) The Level 3 estimates are based, in part, on subjective assumptions.

The agreement to pay the annual royalty in the NeoForce acquisition resulted in the recognition of a contingent consideration, which was recognized on the acquisition date. Subsequent changes to estimates of the amount of contingent consideration to be paid will be recognized as charges or credits in the statement of operations. The fair value of the contingent consideration is based on preliminary cash flow projections, growth in expected product sales and other assumptions. Based on the assumptions, the fair value of the royalty obligation was determined to be $153 thousand at the date of acquisition and $136 thousand as of December 31, 2016. The fair value of the royalty obligation was determined by applying the income approach, using several significant unobservable inputs for projected cash flows and a discount rate of 20% commensurate with the Company’s cost of capital and expectation of the revenue growth for products at their life cycle stage. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

On January 13, 2016, we entered into an agreement to sublease our excess space located in Redwood City. By the end of February, we removed all equipment, furniture and fixtures being stored in this excess space and ceased use of this space. The fair value of the cease-use liability was calculated using the remaining lease payments, offset by future sub-lease payments, offset by deferred rent amortization, and discounted to present value using our current cost of capital of 20%. These inputs are considered Level 3 inputs under the fair value measurements and disclosure guidance.

During the periods presented, the Company has not changed the manner in which it values liabilities that are measured at fair value using Level 3 inputs. The Company recognizes transfers between levels of the fair value hierarchy as of the end of the reporting period. There were no transfers within the hierarchy during the periods presented.

The following table sets forth a summary of the changes in the fair value of the Company’s Level 1 and Level 3 financial instruments, which are treated as liabilities, as follows:

	Series A Warrant		Series B Warrant		Series C Warrant
	Number of Warrants	Liability	Number of Warrants	Liability	Number of Warrants	Liability
Balance at December 31, 2015	485,121	$1,212,803	23,316	$865,000	118,083	$462,437
Change in value of Series A Warrants	—	(1,018,755)	—	—	—	—
De-recognition of Series B Warrant liability upon cashless exercise of warrants (97,040 shares issued)	—	—	(20,460)	(593,584)	—	—
De-recognition of Series B Warrant liability upon expiration	—	—	(2,856)	—	—	—
Change in value of Series B Warrants	—	—	—	(271,416)	—	—
Change in value of Series C Warrants	—	—	—	—	—	(376,947)

Balance at December 31, 2016	485,121	$194,048	—	$—	118,083	$85,490